WE UNDERSTAND WHAT YOU ARE WORKING FOR
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Principal  Investors Fund, Inc.  Profile
LifeTime 2010 Fund
Advisors Preferred Class Shares

The date of this Profile is March 1, 2001

This Profile summarizes key infor mation about the LifeTime 2010 Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Advisors Preferred shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $10 million in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Investment Strategies of the Fund
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The Fund allocates its assets in the underlying funds using an allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity security underlying funds. The remaining 60% of the Fund's assets are invested in fixed-income security underlying funds. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. The Sub-Advisor intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders.

Main Risks of Investing in the Fund
The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, the Sub-Advisor's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition to the general stock market risk, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies.

To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which an underlying Fund may invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the underlying funds invest in both stocks and bonds, the Fund may underperform stock mutual funds when stocks are in favor and may underperform bond mutual funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is , 2001, historical performance data is not available.

Fees and Expenses
In addition to the total fund operating expenses shown below, the Fund, as a shareholder in the underlying funds, bears its pro rata share of the fees and expenses incurred by the Advisors Preferred class of each underlying fund. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

                             Fund Operating Expenses

     Management Fees                        0.1225%
          Total Fund Operating Expenses     0.1225%

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then re deem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                           1 Year   3 Years

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of September 30, 2000, were approximately $29.7 billion.

Portfolio Managers
(since Fund's inception)
Dirk Laschanzky, CFA.
Mr. Laschanzky joined Invista Capital Management in 1997. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Douglas R. Ramsey, CFA.
Mr. Ramsey joined Invista in 1997. Prior to joining Invista, Mr. Ramsey was a equity portfolio manager at Investors management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.


Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.



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Principal Investors Fund, Inc. Profile
LifeTime 2020 Fund
Advisors Preferred Class Shares

The date of this Profile is March 1, 2001

This Profile summarizes key infor mation about the LifeTime 2020 Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Advisors Preferred shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $10 million in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Investment Strategies of the Fund
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The Fund allocates its assets in the underlying funds using an allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity security underlying funds. The remaining 50% of the Fund's assets are invested in fixed-income security underlying funds. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. The Sub-Advisor intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders.

Main Risks of Investing in the Fund
The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, the Sub-Advisor's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition to the general stock market risk, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies.

To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which an underlying Fund may invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the underlying funds invest in both stocks and bonds, the Fund may underperform stock mutual funds when stocks are in favor and may underperform bond mutual funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is , 2001, historical performance data is not available.

Fees and Expenses
In addition to the total fund operating expenses shown below, the Fund, as a shareholder in the underlying funds, bears its pro rata share of the fees and expenses incurred by the Advisors Preferred class of each underlying fund. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

                             Fund Operating Expenses

     Management Fees                        0.1225%
          Total Fund Operating Expenses     0.1225%

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then re deem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                           1 Year   3 Years

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of September 30, 2000, were approximately $29.7 billion.

Portfolio Managers
(since Fund's inception)
Dirk Laschanzky, CFA.
Mr. Laschanzky joined Invista Capital Management in 1997. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Douglas R. Ramsey, CFA.
Mr. Ramsey joined Invista in 1997. Prior to joining Invista, Mr. Ramsey was a equity portfolio manager at Investors management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.


Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.



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Principal Investors Fund, Inc. Profile
LifeTime 2030 Fund
Advisors Preferred Class Shares

The date of this Profile is March 1, 2001

This Profile summarizes key infor mation about the LifeTime 2030 Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Advisors Preferred shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $10 million in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Investment Strategies of the Fund
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The Fund allocates its assets in the underlying funds using an allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity security underlying funds. The remaining 40% of the Fund's assets are invested in fixed-income security underlying funds. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. The Sub-Advisor intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders.

Main Risks of Investing in the Fund
The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, the Sub-Advisor's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition to the general stock market risk, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies.

To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which an underlying Fund may invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the underlying funds invest in both stocks and bonds, the Fund may underperform stock mutual funds when stocks are in favor and may underperform bond mutual funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is , 2001, historical performance data is not available.

Fees and Expenses
In addition to the total fund operating expenses shown below, the Fund, as a shareholder in the underlying funds, bears its pro rata share of the fees and expenses incurred by the Advisors Preferred class of each underlying fund. The Fund's investment return is net of the underlying funds's expenses. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

                             Fund Operating Expenses

     Management Fees                        0.1225%
          Total Fund Operating Expenses     0.1225%

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then re deem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                           1 Year   3 Years

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of September 30, 2000, were approximately $29.7 billion.

Portfolio Managers
(since Fund's inception)
Dirk Laschanzky, CFA.
Mr. Laschanzky joined Invista Capital Management in 1997. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Douglas R. Ramsey, CFA.
Mr. Ramsey joined Invista in 1997. Prior to joining Invista, Mr. Ramsey was a equity portfolio manager at Investors management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.


Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.



WE UNDERSTAND WHAT YOU ARE WORKING FOR
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Principal Investors Fund, Inc. Profile
LifeTime 2040 Fund
Advisors Preferred Class Shares

The date of this Profile is March 1, 2001

This Profile summarizes key infor mation about the LifeTime 2040 Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Advisors Preferred shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $10 million in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Investment Strategies of the Fund
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The Fund allocates its assets in the underlying funds using an allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity security underlying funds. The remaining 30% of the Fund's assets are invested in fixed-income security underlying funds. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. The Sub-Advisor intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders.

Main Risks of Investing in the Fund
The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, the Sub-Advisor's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition to the general stock market risk, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies.

To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which an underlying Fund may invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the underlying funds invest in both stocks and bonds, the Fund may underperform stock mutual funds when stocks are in favor and may underperform bond mutual funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is , 2001, historical performance data is not available.

Fees and Expenses
In addition to the total fund operating expenses shown below, the Fund, as a shareholder in the underlying funds, bears its pro rata share of the fees and expenses incurred by the Advisors Preferred class of each underlying fund. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

                             Fund Operating Expenses

     Management Fees                        0.1225%
          Total Fund Operating Expenses     0.1225%

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then re deem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                           1 Year   3 Years

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of September 30, 2000, were approximately $29.7 billion.

Portfolio Managers
(since Fund's inception)
Dirk Laschanzky, CFA.
Mr. Laschanzky joined Invista Capital Management in 1997. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Douglas R. Ramsey, CFA.
Mr. Ramsey joined Invista in 1997. Prior to joining Invista, Mr. Ramsey was a equity portfolio manager at Investors management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.


Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.



WE UNDERSTAND WHAT YOU ARE WORKING FOR
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Principal Investors Fund, Inc. Profile
LifeTime 2050 Fund
Advisors Preferred Class Shares

The date of this Profile is March 1, 2001

This Profile summarizes key infor mation about the LifeTime 2050 Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Advisors Preferred shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $10 million in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Investment Strategies of the Fund
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The Fund allocates its assets in the underlying funds using an allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity security underlying funds. The remaining 20% of the Fund's assets are invested in fixed-income security underlying funds. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. The Sub-Advisor intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders.

Main Risks of Investing in the Fund
The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, the Sub-Advisor's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition to the general stock market risk, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies.

To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which an underlying Fund may invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the underlying funds invest in both stocks and bonds, the Fund may underperform stock mutual funds when stocks are in favor and may underperform bond mutual funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is , 2001, historical performance data is not available.

Fees and Expenses
In addition to the total fund operating expenses shown below, the Fund, as a shareholder in the underlying funds, bears its pro rata share of the fees and expenses incurred by the Advisors Preferred class of each underlying fund. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

                             Fund Operating Expenses

     Management Fees                        0.1225%
          Total Fund Operating Expenses     0.1225%

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then re deem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                           1 Year   3 Years

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of September 30, 2000, were approximately $29.7 billion.

Portfolio Managers
(since Fund's inception)
Dirk Laschanzky, CFA.
Mr. Laschanzky joined Invista Capital Management in 1997. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Douglas R. Ramsey, CFA.
Mr. Ramsey joined Invista in 1997. Prior to joining Invista, Mr. Ramsey was a equity portfolio manager at Investors management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.


Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.



WE UNDERSTAND WHAT YOU ARE WORKING FOR
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Principal Investors Fund, Inc. Profile
LifeTime Strategic Income Fund
Advisors Preferred Class Shares

The date of this Profile is March 1, 2001

This Profile summarizes key infor mation about the LifeTime Stra tegic Income Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Advisors Preferred shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $10 million in the Principal Investors Fund.

Fund Objective/Goal The Fund seeks high current income.

Main Investment Strategies of the Fund
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The Fund allocates its assets in the underlying funds using an allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity security underlying funds and 75% in fixed-income security underlying funds. In deciding how to allocate the Fund's assets among the underlying funds, the Sub-Advisor considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Main Risks of Investing in the Fund
The Fund's investments are concentrated in the underlying funds, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to moderate the Fund's overall price swings. However, the Fund share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition the Sub-Advisor's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market risk, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Performance
Because the inception date of the Fund is , 2001, historical performance data is not available.

Fees and Expenses
In addition to the total fund operating expenses shown below, the Fund, as a shareholder in the underlying funds, bears its pro rata share of the fees and expenses incurred by the Advisors Preferred class of each underlying fund. The Fund's investment return is net of the underlying funds's expenses. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

                             Fund Operating Expenses

     Management Fees                        0.1225%
          Total Fund Operating Expenses     0.1225%

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then re deem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                           1 Year   3 Years

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of September 30, 2000, were approximately $29.7 billion.

Portfolio Managers
(since Fund's inception)
Dirk Laschanzky, CFA.
Mr. Laschanzky joined Invista Capital Management in 1997. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Douglas R. Ramsey, CFA.
Mr. Ramsey joined Invista in 1997. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The Fund is generally a suitable investment for investors in retirement.



WE UNDERSTAND WHAT YOU ARE WORKING FOR
(pfg logo)

Principal Investors Fund, Inc. Profile
Partners MidCap Blend Fund
Advisors Preferred Class Shares

The date of this Profile is March 1, 2001

This Profile summarizes key infor mation about the Partners MidCap Blend Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Advisors Preferred shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $10 million in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase.

The Sub-Advisor assigns each member of the portfolio management team to specific "value" or "growth" sectors and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Sub-Advisor seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. Sector weightings normally are kept within 5% of the S&P MidCap 400 Index.

The Sub-Advisor analyzes value securities using a variety of measures, including stock price/earnings and stock price/book ratios. In determining whether securities should be sold, the Sub-Advisor considers factors such as high valuation relative to other investment opportunities.

The Sub-Advisor focuses on growth stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. Individual companies are chosen based on such factors as potential growth in earnings, quality of management , new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, the Sub-Advisor considers factors such as deteriorating short or long-term earnings growth projections.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is , 2001, historical performance data is not available.

                             Fund Operating Expenses



  ..............Management Fees             1.00%
  ...................12b-1 Fees             0.31
  ..............Other Expenses*             0.26

                       Total Fund Operating Expenses 1.57%

                                * Other Expenses:
       .............Service Fee             0.17%
       Administrative Service Fee           0.09

                                     Example


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year  3 Years

                             $160   $496

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a wordwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2000, Morgan Stanley, together with its affiliated institutional asset management companies, managed assets totaling approximately $____ billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter ("MSDW") Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

Portfolio Managers
(since Fund's inception)
Bradley S. Daniels
Mr. Daniels joined Miller Anderson & Sherrerd, LLP in 1985, which was acquired by MSDW Investment Management in 1996 and is a Principal of the firm. Brad is a portfolio manager for the Mid and Small Cap Value strategies. Prior to joining the firm, he served as a programmer/equity research analyst in the Equity Research Department of Kidder, Peabody & Co., Incorporated. He received a B.A. in Mathematics from the University of Pennsylvania, an M.B.A. from The Wharton School of the University of Pennsylvania, and has earned the right to use the Chartered Financial Analystdesignation. He is also a member of the Financial Analysts of Philadelphia.


Gary G. Schlarbaum
Gary joined Miller Anderson & Sherrerd, LLP in 1987, which was acquired by MSDW Investment Management in 1996, and is a Managing Director of the firm. Gary is a portfolio manager for the Core Equity and Small Cap Value strategies. Prior to joining the firm, he served as a managing director at First Chicago Investment Advisors. Gary was formerly a professor at Purdue University's Krannert Graduate School, and was an instructor at the University of Pennsylvania. He received a B.A. from Coe College, and a Ph.D. from the University of Pennsylvania. He is a trustee of Coe College, a Chartered Financial Analyst, and a member of the Financial Analysts of Philadelphia.

William B. Gerlach, CFA, Managing Director
William Gerlach joined Miller Anderson & Sherrerd, LLP, in 1991 which was acquired by Morgan Stanley Dean Witter Investment Management in 1996. William is a Managing Director of the firm. Prior to joining the firm, he served as Programmer/Applications Software Development at Alphametrics Corporation. Past positions include Data Analyst and Inflation Economist at Wharton Econometric Forecasting Associates. He received a B.A. from Haverford College. He is a member of the Financial Analysts of Philadelphia and a Chartered Financial Analyst.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.



WE UNDERSTAND WHAT YOU ARE WORKING FOR
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Principal Investors Fund, Inc. Profile
Partners SmallCap Value Fund
Advisors Preferred Class Shares

The date of this Profile is March 1, 2001

This Profile summarizes key infor mation about the Partners SmallCap Value Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Advisors Preferred shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $10 million in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor purchases securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. The Sub-Advisor seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.

The Sub-Advisor uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. The Sub-Advisor uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing the security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. The Sub-Advisor considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is , 2001, historical performance data is not available.

                             Fund Operating Expenses

  ..............Management Fees             1.00%
  ...................12b-1 Fees             0.31
  ..............Other Expenses*             0.26

                       Total Fund Operating Expenses 1.57%

                                * Other Expenses:
       .............Service Fee             0.17%
       Administrative Service Fee           0.09

                                     Example


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year  3 Years

                             $160   $496

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Ark Asset Management Co., Inc. ("Ark Asset") is an independent, 100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, New York 10004. As of December 31, 2000, Ark Asset managed $_______billion in assets.

Portfolio Managers
(since Fund's inception)
Coleman M. Brandt,  Vice Chairman,  Ark Asset  Management Co., Inc.
Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President for Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia College of Textile and Science.

William G. Charcalis,  Managing  Director,  Ark Asset Management Co., Inc.
Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.